Himax Technologies, Inc. (the Parent Company only) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Balance Sheet Statements, Captions [Line Items]
Cash	$ 127,320	$ 138,737	$ 106,164	$ 96,842
Investment in non-marketable securities	21,877	12,688
Total assets	759,327	674,598
Current liabilities	303,833	242,117
Short-term debt	105,500	73,000
Total equity	448,559	428,158	395,058	406,976
Total liabilities and equity	759,327	674,598
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash	268	1,075	584	375
Other current assets	912	835
Investment in non-marketable securities	5,600	1,600
Investments in subsidiaries	680,841	627,792
Total assets	687,621	631,302
Current liabilities	233	176
Short-term debt	86,500	54,000
Debt borrowing from a subsidiary	151,064	149,183
Total equity	449,824	427,943
Total liabilities and equity	$ 687,621	$ 631,302